Income Taxes (Internal Revenue Service Settlement) (Details) (2003 through 2006 IRS Settlement [Member], USD $)	3 Months Ended	12 Months Ended
	Sep. 26, 2009	Jul. 02, 2011	Jul. 03, 2010
2003 through 2006 IRS Settlement [Member]
Internal revenue service audit period	2003 through 2006
Date of settlement	first quarter of fiscal 2010
Period of years for tax settlement payments	3 years
IRS settlement one-time payment, total	$ 41,000,000
IRS settlement one-time payment, non-deductible portion	39,000,000
IRS tax settlement payments made		212,000,000	528,000,000
IRS tax settlement payments to be made in next fiscal year		212,000,000
Income tax benefit from domestic tax settlements	$ 29,000,000		$ 29,000,000